CONVERTIBLE NOTE, NET - Summary of warrants activity (Detail)	6 Months Ended
Mar. 31, 2021 shares
Warrants and Rights Note Disclosure [Abstract]
Number of shares, Beginning balance	109,567
Weighted average life,Opening balance	4 years 10 months 2 days
Number of shares, Ending balance	195,719
Weighted average life, Ending balance	4 years 6 months
Warrant Expirty Date October 14, 2025 [Member]
Warrants and Rights Note Disclosure [Abstract]
Number of shares, Grants	4,815
Weighted average life, Grants	5 years
Expiration dates, Grants	Oct. 14, 2025
Warrant Expirty Date October 20, 2025 [Member]
Warrants and Rights Note Disclosure [Abstract]
Number of shares, Grants	13,848
Weighted average life, Grants	5 years
Expiration dates, Grants	Oct. 20, 2025
Warrant Expirty Date October 29, 2025 [Member]
Warrants and Rights Note Disclosure [Abstract]
Number of shares, Grants	15,619
Weighted average life, Grants	5 years
Expiration dates, Grants	Oct. 29, 2025
Warrant Expirty Date December 15, 2025 [Member]
Warrants and Rights Note Disclosure [Abstract]
Number of shares, Grants	28,718
Weighted average life, Grants	5 years
Expiration dates, Grants	Dec. 15, 2025
Warrant Expirty Date February 25, 2025 [Member]
Warrants and Rights Note Disclosure [Abstract]
Number of shares, Grants	23,152
Weighted average life, Grants	5 years
Expiration dates, Grants	Feb. 25, 2025